Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6. Related Party Transactions

Convertible Note

On August 8, 2018, GTY Cayman issued the Convertible Note to the Sponsor, pursuant to which GTY Cayman was able to borrow up to $1 million from the Sponsor from time to time. The Convertible Note does not bear interest and the Sponsor agreed to waive all unpaid principal under the Convertible Note until the earlier of May 1, 2019 and the consummation of the business combination. The Sponsor has the option to convert any amounts outstanding under the Convertible Note, up to $1 million in the aggregate, into warrants at a conversion price of $1.50 per warrant. The terms of such warrants will be identical to the private placement warrants. During the quarter ended March 31, 2019, GTY drew down $400,000 on the Convertible Note, resulting in $1,000,000 principal amount outstanding as of March 31, 2019.

Agreements and Arrangements with Certain Institutional Investors

On February 13, 2019, GTY Cayman, the Sponsor, William D. Green, Joseph M. Tucci and Harry L. You (Messrs. Green, Tucci and You, collectively, the “Founders”) entered into agreements and arrangements with certain institutional investors pursuant to which a total of
1,500,000
Class A Ordinary Shares of GTY Cayman were not redeemed in connection with the business combination. An aggregate of
500,000
of such shares are subject to a lock-up pursuant to which such shares may not be transferred until the 91st day following Closing without the consent of the Company and the Founders, and the holder of such shares is entitled to put such shares to the Sponsor and the Founders following the lock-up period for a purchase price equal to the price at which GTY Cayman redeemed Class A Ordinary Shares in connection with the business combination,
$10.29
(the “redemption price”), payment of which purchase price is guaranteed by the Company, and to receive from the Company a cash payment, if and to the extent necessary, but not to exceed
$250,000,
in order to provide such shareholder with at least a 5% return on such shares above the redemption price. With respect to
1,000,000
of such shares, GTY Cayman engaged a broker-dealer to facilitate the purchase of such shares by an institutional investor prior to the Closing for
$9.90 per share and agreed to pay such broker-dealer an amount in cash equal to the difference between the redemption price and $9.90. In addition, the Sponsor and the Founders entered into agreements prior to the Closing pursuant to which they are obligated to reimburse the holders of 1,942,953 Class A Ordinary Shares that were not redeemed in connection with the business combination for losses that may be incurred upon the sale of such shares within a specified period following the Closing, up to an agreed-upon limit, and the Company has agreed to guarantee such reimbursement obligations. During the Successor Period the Company paid
$
4.0
 million
 for losses incurred upon the sale of such shares and in turn the Company reduced its convertible note liability for $1.0 million, resulting a $3.0 million loss on the sale of such shares. The Company recorded this $3.0 million loss as a component of acquisition expenses during the Successor Period. As of March 31, 2019, with the $4.0 million payment for losses, such shares are no longer guaranteed by the Founders or the Company.

Note 4. Related Party Transactions

Founder Shares

The Company initially issued 8,625,000 Class B ordinary shares as of August 17, 2016. On October 14 and October 26, 2016, the Company effected a share capitalization resulting in an aggregate of 11,500,000 and 13,800,000 founder shares outstanding, respectively. In October 2016, the Sponsor transferred 25,000 founder shares to each of the Company’s independent director nominees at the same per-share purchase price paid by the Sponsor. As a result of the underwriters’ exercise of their over-allotment option, no founder shares were surrendered to the Company by the Sponsor. The founder shares automatically converted into common stock upon the consummation of the business combination on a one-for-one basis.

The Sponsor and GTY’s officers and directors agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier to occur of (i) one year after the completion of the business combination, or earlier if, subsequent to the business combination, the closing price of New GTY’s common stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period commencing 150 days after the completion of the business combination and (ii) the date following the completion of the business combination on which New GTY completes a liquidation, merger, share exchange or other similar transaction which results in all of New GTY’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the initial public offering, the Sponsor purchased an aggregate of 8,693,334 private placement warrants at $1.50 per warrant and generated gross proceeds of $13.04 million in the private placement.

Due to Related Party

To finance transaction costs in connection with an initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of GTY’s officers and directors were able, but were not obligated to, loan us funds as may be required (“Working Capital Loans”). On August 8, 2018, the Sponsor agreed to provide up to $1 million in Working Capital Loans in the form of a convertible note (the “Convertible Note”). Amounts outstanding under the Convertible Note may be convertible into warrants at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the private placement warrants. Prior to the completion of GTY’s initial business combination, we did not seek loans from parties other than the Sponsor or an affiliate of the Sponsor as we did not believe third parties would be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in GTY’s Trust Account. As of December 31, 2018, we borrowed $600,000 under the Convertible Note. To date, the Convertible Note still remains outstanding.

Administrative Service Fee

The Company agreed to reimburse the Sponsor in an amount not to exceed $10,000 per month for office space, and secretarial and administrative services through the earlier of the Company’s consummation of a business combination and its liquidation. The Company recognized $120,000 for each of the years ended December 31, 2018 and 2017, respectively in connection with this agreement in the accompanying consolidated statements of operations. The Company paid an aggregate of $200,000 in administrative fees to the Sponsor in August 2018. As of December 31, 2018 and 2017, the Company had a total of $60,000 and $140,000 in administrative fees payable to the Sponsor, respectively.